ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
Ship operating expenses	$ 1,013	$ 537
Administrative expenses	697	704
Interest expense	7,660	5,272
Accrued expenses	$ 9,370	$ 6,513